RELATED PARTY TRANSACTIONS (Details)	1 Months Ended		6 Months Ended		12 Months Ended	24 Months Ended
	Jul. 31, 2015 USD ($)	Apr. 30, 2015 USD ($) vessel	Jun. 30, 2015 USD ($) vessel Rate	Jun. 30, 2014 USD ($) Rate	Dec. 31, 2014 USD ($) vessel Rate	Dec. 31, 2014 USD ($) vessel Rate	Jul. 01, 2015 USD ($)
Related Party Transaction [Line Items]
Term of time charter, minimum period			3 years
Amounts due from and to related parties [Abstract]
Due from related parties			$ 62,667,000		$ 152,491,000	$ 152,491,000
Loans to related parties			300,773,000		346,031,000	346,031,000
Loans to related parties - others, long-term			78,817,000		79,294,000	79,294,000
Due to related parties			484,000		1,109,000	1,109,000
Leasing revenues earned from related parties [Abstract]
Direct financing lease interest income			19,504,000	$ 23,164,000	45,363,000
Finance lease service revenue			20,001,000	23,530,000	46,488,000
Profit sharing revenues			$ 21,009,000	14,290,000	33,756,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases | vessel			19
Management fees paid, vessels			$ 21,223,000	24,807,000	49,170,000
Administrative expenses - related parties			$ 542,000	495,000	965,000
Related party loans [Abstract]
Number of VLCCs | vessel			12
Number of Suezmax crude oil carriers | vessel			5
Frontline Charterers, Deep Sea and UFC [Member]
Leasing revenues earned from related parties [Abstract]
Operating lease income			$ 11,400,000	13,900,000	26,400,000
Direct financing lease interest income			19,500,000	23,200,000	45,400,000
Finance lease service revenue			20,000,000	23,500,000	46,500,000
Direct financing lease repayments			18,500,000	21,900,000	43,100,000
Profit sharing revenues			21,000,000	14,300,000	33,800,000
Related party leasing and service contracts [Abstract]
Vessels and equipment, net			216,600,000		198,900,000	198,900,000
Frontline Charterers [Member]
Related Party Transaction [Line Items]
Compensation Payment Received for Lease Amendments			150,200,000
Amounts due from and to related parties [Abstract]
Due from related parties			17,816,000		30,714,000	30,714,000
Due to related parties			$ 196,000		$ 196,000	$ 196,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases | vessel			17		17	17
Management fees paid, vessels			$ 20,800,000	24,500,000	$ 48,400,000
Management fees paid, supervision of newbuildings			100,000	1,600,000	2,900,000
Administrative expenses - related parties			200,000	300,000	900,000
Related party loans [Abstract]
Increase Profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)						25.00%
Deep Sea [Member]
Amounts due from and to related parties [Abstract]
Due from related parties			$ 41,000		$ 1,338,000	$ 1,338,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases | vessel			2		2	2
Number of vessels leased to related parties classified as operating leases | vessel			4		4	4
United Freight Carriers Inc [Member]
Amounts due from and to related parties [Abstract]
Due from related parties			$ 1,088,000		$ 232,000	$ 232,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as operating leases | vessel			5		4	4
Frontline Charterers, Deep Sea [Member]
Related party leasing and service contracts [Abstract]
Combined balance of net investments in direct financing leases			$ 579,500,000		$ 839,900,000	$ 839,900,000
Combined balance of net investments in direct financing leases, short-term maturities			38,200,000		37,500,000	37,500,000
Frontline Ltd [Member]
Amounts due from and to related parties [Abstract]
Due from related parties			13,021,000		9,012,000	9,012,000
Loans to related parties - others, long-term			78,817,000		79,294,000	79,294,000
Frontline 2012 [Member]
Amounts due from and to related parties [Abstract]
Due from related parties			230,000		0	0
Due to related parties			0		65,000	65,000
Frontline Management [Member]
Amounts due from and to related parties [Abstract]
Due to related parties			$ 95,000		848,000	848,000
Frontline Shipping and Frontline Shipping II [Member]
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases | vessel			3
Golar Management UK Limited [Member]
Related party leasing and service contracts [Abstract]
Management fees paid, provision of office facilities			$ 0	100,000	100,000
Arcadia [Member]
Related party leasing and service contracts [Abstract]
Management fees paid, provision of office facilities			100,000	0	0
Frontline Management AS [Member]
Related party leasing and service contracts [Abstract]
Management fees paid, provision of office facilities			$ 200,000	200,000	400,000
Golden Ocean [Member]
Related Party Transaction [Line Items]
Term of time charter, minimum period		10 years
Daily time charter rate payable to Golden Ocean in first 7 years			17,600
Daily time charter rate payable to Golden Ocean after 7 years			14,900
Number of drybulk carriers contracted to be acquired | vessel		8
Number ofyears before purchase option			10 years
Amounts due from and to related parties [Abstract]
Due to related parties			$ 193,000		0	0
Related party leasing and service contracts [Abstract]
Management fees paid, vessels			$ 400,000	400,000	800,000
Related party loans [Abstract]
Related Party Transactions Daily Vessel Management Fee		$ 7,000
Number of years charter can be extended			3 years
Seadrill [Member]
Amounts due from and to related parties [Abstract]
Due from related parties			$ 424,000		111,195,000	111,195,000
Associated companies [Member]
Amounts due from and to related parties [Abstract]
Due from related parties			30,047,000		0	0
Other related parties [Member]
Amounts due from and to related parties [Abstract]
Due to related parties			0		0	0
Frontline Ltd [Member]
Related party loans [Abstract]
Accrued interest on loan notes receivable with related parties			$ 6,300,000	$ 1,900,000	$ 4,000,000	$ 4,000,000
Equity Method Investment, Ownership Percentage | Rate			27.725%	0.00%	0.00%	0.00%
SFL West Polaris [Member]
Related party loans [Abstract]
Accrued interest on loan notes receivable with related parties				$ 3,300,000	$ 6,500,000	$ 6,500,000
Loans advanced to related parties					145,000,000	145,000,000
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties			$ 94,124,000		100,036,000	100,036,000
Related party loans [Abstract]
Accrued interest on loan notes receivable with related parties			3,300,000	3,300,000	6,500,000	6,500,000
Loans advanced to related parties			145,000,000
SFL Hercules [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties			81,649,000		135,250,000	135,250,000
Related party loans [Abstract]
Accrued interest on loan notes receivable with related parties			3,300,000	3,300,000	6,500,000	6,500,000
Loans advanced to related parties			145,000,000
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties			125,000,000		110,745,000	110,745,000
Related party loans [Abstract]
Accrued interest on loan notes receivable with related parties			2,800,000	$ 2,100,000	$ 4,900,000	$ 4,900,000
Loans advanced to related parties			$ 125,000,000
Subsequent Event [Member] | Frontline Charterers [Member]
Related party leasing and service contracts [Abstract]
Restricted Cash and Cash Equivalents, Noncurrent							$ 2,000,000
Related party loans [Abstract]
Daily time charter rate for VLCCs payable to Frontline	20,000
Daily time charter rate for Suezmax tankers payable to Frontline	15,000
Increase Profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)	50.00%
Subsequent Event [Member] | Golden Ocean [Member]
Related Party Transaction [Line Items]
Related Party Transactions Profit Share Of Earnings On Lease Vessels Received From Related Party	33.00%
Subsequent Event [Member] | Vessels Leased to Frontline Charterers [Member] | Frontline Management [Member]
Related party loans [Abstract]
Related Party Transactions Daily Vessel Management Fee	$ 9,000